Goodwill and Other Intangible Assets	6 Months Ended
Jun. 30, 2022
Intangible assets and goodwill [abstract]
Goodwill and Other Intangible Assets

B.3. GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill amounted to €50,555 million as of June 30, 2022, versus €48,056 million as of December 31, 2021. The movement during the period was mainly due to the impact of changes in exchange rates and the acquisition of Amunix Pharmaceuticals, Inc. (see Note B.1.).
Movements in other intangible assets during the first half of 2022 were as follows:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2022	11,207	65,906	1,752	78,865
Changes in scope of consolidation (a)	—	499	—	499
Acquisitions and other increases	138	86	50	274
Disposals and other decreases (b)	(30)	(396)	(42)	(468)
Currency translation differences	647	2,867	31	3,545
Transfers (c)	(1,338)	1,347	1	10
Gross value at June 30, 2022	10,624	70,309	1,792	82,725
Accumulated amortization and impairment at January 1, 2022	(3,477)	(52,744)	(1,237)	(57,458)
Amortization expense	—	(929)	(47)	(976)
Impairment losses, net of reversals (d)	(66)	(21)	—	(87)
Disposals and other decreases	30	166	14	210
Currency translation differences	(147)	(2,264)	(25)	(2,436)
Transfers (c)	375	(375)	—	—
Accumulated amortization and impairment at June 30, 2022	(3,285)	(56,167)	(1,295)	(60,747)
Carrying amount at January 1, 2022	7,730	13,162	515	21,407
Carrying amount at June 30, 2022	7,339	14,142	497	21,978
(a)Includes €493 million relating to the acquisition of Amunix Pharmaceutcials, Inc. (see Note B.1.).
(b)In June 2022, Sanofi granted Regeneron exclusive licensing rights to Libtayo® (cemiplimab), as a result of which the intangible asset was reclassified to “Assets held for sale or exchange” at a gross value of €348 million and associated accumulative amortization amount of €122 million (see Note B.1.).
(c)The principal intangible assets brought into service during the first half of 2022 were as follows:
–€473 million (gross value of €823 million with an impairment of €350 million) relating to Enjaymo® (sutimlimab-jome), a product for the treatment for cold agglutinin disease, with effect from the date of marketing approval (February 2022); and
–€483 million relating to technology platforms.
(d)See Note B.4.

Acquisitions of other intangible assets (excluding software) in the first half of 2022 totaled €224 million. The main items were upfront and milestone payments within the Specialty Care GBU.
“Products, trademarks and other rights” mainly comprises:
•marketed products, with a carrying amount of €11.7 billion as of June 30, 2022 (versus €11.7 billion as of December 31, 2021) and a weighted average amortization period of approximately 10 years; and
•technological platforms brought into service, with a carrying amount of €2.20 billion as of June 30, 2022 (versus €1.2 billion as of December 31, 2021) and a weighted average amortization period of approximately 18 years.